Note 12 - Earnings (Loss) Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three Months Ended	Six Months Ended
	June 30, 2022	June 30, 2022
Numerator:
Net income (loss)	$10,263	$(9,251)
Less: Net income (loss) attributable to non-controlling interests	(2,402)	(6,153)
Basic net income (loss) attributable to Sky Harbour Group Corporation shareholders	12,665	(3,098)
Less: Unrealized gain on warrants	(15,390)	-
Diluted net (loss) attributable to Sky Harbour Group Corporation shareholders	$(2,725)	$(3,098)

Denominator:
Basic weighted average shares of Class A Common Stock outstanding	14,938	12,957
Effect of dilutive warrants	14,519	-
Effect of dilutive restricted stock	9	-
Diluted weighted average shares outstanding	29,466	12,957

Earnings (loss) per share of Class A Common Stock – Basic	$0.85	$(0.24)
Earnings (loss) per share of Class A Common Stock – Diluted	$(0.09)	$(0.24)

	For the Year Ended December 31, 2021		For the Period from August 25, 2020 (inception) through December 31, 2020

	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	$2,357,536	$589,383	$(1,868,311)	$(1,156,493)

Denominator:
Weighted-average shares outstanding	13,598,898	3,399,724	6,975,341	4,317,769

Basic and diluted net income (loss) per share	$0.17	$0.17	$(0.27)	$(0.27)